First Quarter Report
November 30, 2022 (Unaudited)
Columbia Small Cap Growth Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Small Cap Growth Fund, November 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.2%
Issuer	Shares	Value ($)
Communication Services 2.8%
Entertainment 2.8%
World Wrestling Entertainment, Inc., Class A	529,255	42,276,889
Total Communication Services		42,276,889
Consumer Discretionary 13.5%
Hotels, Restaurants & Leisure 8.1%
Churchill Downs, Inc.	76,078	16,886,273
Kura Sushi USA, Inc., Class A(a)	157,313	10,335,464
Planet Fitness, Inc., Class A(a)	790,180	61,918,505
Wingstop, Inc.	213,529	35,341,184
Total		124,481,426
Internet & Direct Marketing Retail 1.0%
Xometry, Inc., Class A(a)	383,865	16,210,619
Specialty Retail 4.4%
Five Below, Inc.(a)	143,211	23,036,921
Floor & Decor Holdings, Inc., Class A(a)	347,114	25,905,118
Lithia Motors, Inc., Class A	74,976	17,942,507
Total		66,884,546
Total Consumer Discretionary		207,576,591
Consumer Staples 2.4%
Beverages 2.0%
Celsius Holdings, Inc.(a)	275,498	30,673,948
Food & Staples Retailing 0.4%
BJ’s Wholesale Club Holdings, Inc.(a)	86,184	6,484,484
Total Consumer Staples		37,158,432
Energy 5.8%
Oil, Gas & Consumable Fuels 5.8%
Antero Resources Corp.(a)	709,955	25,948,855
Matador Resources Co.	237,171	15,738,668
Northern Oil and Gas, Inc.	1,294,576	47,109,621
Total		88,797,144
Total Energy		88,797,144
Financials 2.6%
Banks 1.4%
Live Oak Bancshares, Inc.	671,156	22,383,052
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 0.4%
Open Lending Corp., Class A(a)	791,712	5,597,404
Insurance 0.8%
Ryan Specialty Holdings, Inc., Class A(a)	303,013	12,205,364
Total Financials		40,185,820
Health Care 27.0%
Biotechnology 3.6%
Akero Therapeutics, Inc.(a)	75,961	3,532,187
Arrowhead Pharmaceuticals, Inc.(a)	142,946	4,602,861
Intellia Therapeutics, Inc.(a)	140,190	7,214,177
Iovance Biotherapeutics, Inc.(a)	264,857	1,695,085
Natera, Inc.(a)	662,535	27,243,439
Revolution Medicines, Inc.(a)	436,158	10,288,967
Total		54,576,716
Health Care Equipment & Supplies 5.9%
Axonics, Inc.(a)	311,641	21,341,176
Heska Corp.(a)	375,208	24,144,635
ICU Medical, Inc.(a)	140,594	22,386,782
Inspire Medical Systems, Inc.(a)	93,581	22,606,362
Total		90,478,955
Health Care Providers & Services 7.3%
Addus HomeCare Corp.(a)	305,574	33,698,701
Amedisys, Inc.(a)	250,369	22,806,112
Chemed Corp.	107,987	56,153,240
Total		112,658,053
Health Care Technology 0.8%
Doximity, Inc., Class A(a)	211,626	7,193,168
Sharecare, Inc.(a)	2,743,229	5,239,567
Total		12,432,735
Life Sciences Tools & Services 9.4%
BioLife Solutions, Inc.(a)	742,728	15,723,552
Bio-Techne Corp.	535,904	45,546,481
Caris Life Sciences, Inc.(a),(b),(c),(d)	2,777,778	10,861,112
DNA Script(a),(b),(c),(d)	11,675	3,731,081
Olink Holding AB ADR(a)	613,604	14,622,183
2	Columbia Small Cap Growth Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Small Cap Growth Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pacific Biosciences of California, Inc.(a)	1,209,902	13,006,447
Repligen Corp.(a)	226,981	40,593,282
Total		144,084,138
Total Health Care		414,230,597
Industrials 23.4%
Aerospace & Defense 5.5%
Aerojet Rocketdyne Holdings, Inc.(a)	440,631	22,912,812
Aerovironment, Inc.(a)	135,292	12,445,511
Axon Enterprise, Inc.(a)	121,742	22,404,180
Curtiss-Wright Corp.	148,021	26,147,910
Total		83,910,413
Building Products 4.1%
Advanced Drainage Systems, Inc.	404,500	39,341,670
Simpson Manufacturing Co., Inc.	254,726	23,702,254
Total		63,043,924
Commercial Services & Supplies 1.1%
Casella Waste Systems, Inc., Class A(a)	194,185	16,717,387
Machinery 7.5%
Evoqua Water Technologies Corp.(a)	1,066,631	46,387,782
Helios Technologies, Inc.	368,376	19,428,150
Hillman Solutions Corp.(a)	2,460,000	19,581,600
Kornit Digital Ltd.(a)	382,937	9,818,505
RBC Bearings, Inc.(a)	85,588	20,281,788
Total		115,497,825
Professional Services 1.3%
FTI Consulting, Inc.(a)	114,940	19,863,931
Trading Companies & Distributors 3.9%
FTAI Aviation Ltd.	897,428	15,722,939
SiteOne Landscape Supply, Inc.(a)	345,044	43,313,373
Total		59,036,312
Total Industrials		358,069,792
Information Technology 16.6%
Communications Equipment 0.2%
Calix, Inc.(a)	33,273	2,372,365
Electronic Equipment, Instruments & Components 0.4%
908 Devices, Inc.(a)	580,853	6,215,127
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 1.0%
Flywire Corp.(a)	741,443	16,081,899
Semiconductors & Semiconductor Equipment 4.5%
Lattice Semiconductor Corp.(a)	423,259	30,825,953
Onto Innovation, Inc.(a)	401,287	32,082,895
SiTime Corp.(a)	65,582	6,916,278
Total		69,825,126
Software 10.5%
Bill.com Holdings, Inc.(a)	120,424	14,501,458
Five9, Inc.(a)	549,375	35,220,431
Gitlab, Inc., Class A(a)	327,681	12,959,784
LiveVox Holdings, Inc.(a)	2,839,934	6,418,251
Paylocity Holding Corp.(a)	231,574	50,443,764
Sprout Social, Inc., Class A(a)	314,997	18,679,322
Workiva, Inc., Class A(a)	277,748	22,375,379
Total		160,598,389
Total Information Technology		255,092,906
Materials 2.1%
Chemicals 1.4%
Livent Corp.(a)	731,549	20,476,057
Construction Materials 0.7%
Summit Materials, Inc., Class A(a)	368,104	11,149,870
Total Materials		31,625,927
Total Common Stocks (Cost $1,510,235,010)		1,475,014,098

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.989%(e),(f)	25,440,932	25,430,755
Total Money Market Funds (Cost $25,427,372)		25,430,755
Total Investments in Securities (Cost: $1,535,662,382)		1,500,444,853
Other Assets & Liabilities, Net		33,495,545
Net Assets		1,533,940,398

Columbia Small Cap Growth Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Small Cap Growth Fund, November 30, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2022, the total value of these securities amounted to $14,592,193, which represents 0.95% of total net assets.
(c)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At November 30, 2022, the total market value of these securities amounted to $14,592,193, which represents 0.95% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Caris Life Sciences, Inc.	05/11/2021	2,777,778	22,520,810	10,861,112
DNA Script	10/01/2021	11,675	10,180,303	3,731,081
			32,701,113	14,592,193

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at November 30, 2022.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.989%
	13,473,261	182,075,042	(170,120,092)	2,544	25,430,755	5,033	381,788	25,440,932
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Small Cap Growth Fund | First Quarter Report 2022

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